OPTIONS AND WARRANTS (Details) - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Options	6,205,190	5,990,190	2,990,977	1,298,927
Options Outstanding, Weighted Average Remaining Life	6 years 146 days	6 years 237 days	6 years 7 days	6 years 310 days
Options Exercisable, Number of Options	4,130,240	3,799,559
Options at $1.01-2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Exercisable, Exercise Price, Lower Range Limit (in Dollars per share)	$ 1.01	$ 1.01
Options Exercisable, Exercise Price, Upper Range Limit (in Dollars per share)	$ 2.00	$ 2.00
Options Outstanding, Number of Options	834,642
Options Outstanding, Weighted Average Remaining Life	4 years 6 months
Options Exercisable, Number of Options	541,642	526,642
Options at $2.01-2.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Exercisable, Exercise Price, Lower Range Limit (in Dollars per share)	$ 2.01	$ 2.01
Options Exercisable, Exercise Price, Upper Range Limit (in Dollars per share)	$ 2.50	$ 2.50
Options Outstanding, Number of Options	5,370,548
Options Outstanding, Weighted Average Remaining Life	6 years 255 days
Options Exercisable, Number of Options	3,588,598	3,272,917